Employee benefits	12 Months Ended
Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
Disclosure Of Employee Benefits Explanatory [Text Block]
Note 25 Employee Benefits

The Company grants short term and employment termination benefits as part of its compensation policies.

The Parent Company and its subsidiaries have collective agreements with their employees, which establish the compensation and/or short–term and long-term benefits for their staff, the main features of which are described below:

▪	Short-term benefits are generally based on combined plans or agreements, designed to compensate benefits received, such as paid vacation, annual performance bonuses and compensation through annuities.

▪
Long-term benefits are plans or agreements mainly intended to cover the post-employment benefits generated at the end of the labour relationship, be it by voluntary resignation or death of personnel hired.

The cost of such benefits is charged against income, in the “Personnel Expense” item.

As of December 31, 2017 and 2016, the total staff benefits recorded in the Consolidated Statement of Financial Position is detaileds as follows:

	As of December 31, 2017		As of December 31, 2016
Employees’ Benefits	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	26,050,387	-	22,517,220	-
Employment termination benefits	182,106	23,517,009	321,008	21,832,415
Total	26,232,493	23,517,009	22,838,228	21,832,415

Employees’ Bonuses

Short-term benefits are mainly comprised of recorded vacation (on accruals basis), bonuses and share compensation. Such benefits are recorded when the obligation is accrued and are usually paid within a 12-month periods, consequently, they are not discounted.

The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Vacation	9,932,727	9,405,040
Bonus and compensation	16,117,660	13,112,180
Total	26,050,387	22,517,220

The Company records staff vacation cost on an accrual basis.

Severance Indemnity

The Company records a liability for the payment of an irrevocable severance indemnity, originated by collective and individual agreements entered into with certain groups of employees. Such obligation is determined by means of the current value of the benefit accrued cost, a method that considers several factors for the calculation such as estimates of future continuance, mortality rates, future salary increases and discount rates. The Company periodically evaluates the above-mentioned factors based on historical data and future projections, making adjustments that apply when checking changes sustained trend. The so-determined value is presented at the current value by using the severance benefits accrued method. The discount rate is determined by reference to market interest rates curves for high quality entrepreneurial bonds. The discount rate in Chile was 5.96% (5.52% in 2016) and in Argentina 24.55% (31.88% in 2016).

The obligation recorded for severance indemnity is detailed as follows:

Severance Indemnity	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Current	182,106	321,008
Non-current	23,517,009	21,832,415
Total	23,699,115	22,153,423

The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh$

Balance as of January 1, 2016	19,043,559
Current cost of service	1,650,484
Interest cost	1,702,662
Actuarial (Gain) losses	2,342,336
Paid-up benefits	(2,490,851)
Past service cost	342,039
Conversion effect	(670,709)
Others	233,903
Movements of the year	3,109,864
As of December 31, 2016	22,153,423
Current cost of service	1,942,099
Interest cost	1,850,598
Actuarial (Gain) losses	(99,357)
Paid-up benefits	(1,934,587)
Past service cost	604,337
Conversion effect	(694,189)
Others	(123,209)
Movements of the year	1,545,692
As of December 31, 2017	23,699,115

The figures recorded in the Consolidated Statement of Income, are detailed as follows:

	For the years ended as of December 31,
Expense recognized for severance indemnity	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Current cost of service	1,942,099	1,650,484	1,023,969
Past service cost	604,337	342,039	131,204
Accrued paid benefit	6,023,869	7,851,201	4,377,570
Other	269,377	1,114,112	646,502
Total expense recognized in Consolidated Statement of Income	8,839,682	10,957,836	6,179,245

Actuarial Assumptions

As mentioned in Note 2.20 – Employees’ Benefits, the severance payment obligation is recorded at its actuarial value. The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

			Chile		Argentina
Actuarial Assumptions			As of December 31,		As of December 31,
			2017	2016	2017	2016
Mortality table			RV-2014	RV-2014	Gam '83	Gam '83
Annual interest rate			5.96%	5.52%	24.55%	31.88%
Voluntary employee turnover rate			1.90%	1.90%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			5.30%	5.30%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3.70%	3.70%	18.68%	26.25%
	Officers		60	60	60	60
Estimated retirement age for (*)	Other	Male	65	65	65	65
		Female	60	60	60	60

(*) Average of the Company.

Sensitivity Analysis

The Following is a sensitivity analysis based on increased (decreased) of 1 percent on the discount rate:

Sensitivity Analysis	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	1,457,410	1,421,484
1% decrease in the Discount Rate (Loss)	(1,684,968)	(1,649,255)

Personnel expense

The amounts recorded in the Consolidated Statement of Income are detailed as follows:

	For the years ended as of December 31,
Personal expense	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Salaries	151,944,702	145,766,757	138,359,074
Employees’ short-term benefits	27,588,955	23,189,206	24,693,325
Employments termination benefits	8,839,682	10,957,836	6,179,245
Other staff expense	32,485,170	30,971,754	28,683,507
Total (1)	220,858,509	210,885,553	197,915,151

(1) See Note 29.